Virgin Galactic Business Combination (Summary of Common Stock) (Details) - shares	Dec. 31, 2019	Oct. 25, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	196,001,038	196,001,038	0
Common stock, shares issued (in shares)	196,001,038	196,001,038	0
Common stock, ownership percentage		100.00%
Vieco US
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		114,790,438
Common stock, shares issued (in shares)		114,790,438
Common stock, ownership percentage		58.60%
VGH, Inc.'s public shareholders
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		53,122,712
Common stock, shares issued (in shares)		53,122,712
Common stock, ownership percentage		27.10%
SCH Sponsor Corp. & related parties (including Mr. Palihapitiya)
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		25,750,000
Common stock, shares issued (in shares)		25,750,000
Common stock, ownership percentage		13.10%
Boeing
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		1,924,402
Common stock, shares issued (in shares)		1,924,402
Common stock, ownership percentage		1.00%
Shares issued to settle transactions costs
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		413,486
Common stock, shares issued (in shares)		413,486
Common stock, ownership percentage		0.20%